Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Loss before income taxes	$ (82,889,335)	$ (28,427,244)	$ (7,558,230)
Income tax computed at statutory EIT rate (25%)	(20,722,334)	(7,106,811)	(1,889,558)
Effect of different tax rates available to different jurisdictions		0	0
Non-deductible expenses	19,452,146	6,290,595	1,086,931
Change in valuation allowance and others	1,270,188	816,216	0
Income tax expenses	$ 0	$ 0	$ (802,627)